Quarterly Report
January 31, 2023
MFS®  Core Bond Fund
MCB-Q3

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 14.6%
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.115% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	$200,000	$189,053
Allegro CLO V Ltd., 2017-1A, “BR”, FLR, 6.242% (LIBOR - 3mo. + 1.45%), 10/16/2030 (n)	250,000	241,483
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.054% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	200,000	183,172
BDS 2021-FL10 Ltd., 2021-FL7, “A”, FLR, 5.54% (LIBOR - 1mo. + 1.07%), 6/16/2036 (n)	200,000	193,936
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.504% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	100,000	91,649
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	250,000	243,195
Dryden 68 CLO, Ltd., 2019-68A, “BR”, FLR, 6.492% (LIBOR - 3mo. + 1.7%), 7/15/2035 (n)	250,000	243,027
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	84,000	83,982
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	75,000	72,263
KREF 2018-FT1 Ltd., “A”, FLR, 5.535% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	200,000	193,861
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.454% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	100,000	94,463
MF1 2021-FL7 Ltd., “AS”, FLR, 5.92% (LIBOR - 1mo. + 1.45%), 10/16/2036 (n)	250,000	236,936
MF1 2022-FL10 Ltd., “AS”, FLR, 7.675% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	251,119
MF1 2022-FL8 Ltd., “B”, FLR, 6.26% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	95,749
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	89,000	89,773
Palmer Square Loan Funding 2020-2A Ltd., “A1”, FLR, 5.475% (LIBOR - 3mo. + 0.8%), 5/20/2029 (n)	101,123	100,224
Palmer Square Loan Funding 2022-5A Ltd., “A1”, FLR, 6.218% (SOFR - 3mo. + 1.56%), 1/15/2031 (n)	241,129	240,152
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 7.641% (SOFR - 1mo. + 3.111%), 6/25/2037 (n)	250,000	249,937
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	22,000	21,921
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	250,000	241,371
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	250,000	239,341
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	165,830
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	61,000	60,939
		$3,823,376
Automotive – 2.1%
Hyundai Capital America, 2.65%, 2/10/2025 (n)	$65,000	$61,825
Lear Corp., 3.8%, 9/15/2027	68,000	64,856
Magna International, Inc., 2.45%, 6/15/2030	68,000	58,118
Stellantis N.V., 2.691%, 9/15/2031 (n)	200,000	161,194
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	200,000	192,616
		$538,609
Broadcasting – 1.0%
Walt Disney Co., 3.5%, 5/13/2040	$137,000	$117,191
Warnermedia Holdings, Inc., 5.141%, 3/15/2052 (n)	161,000	133,720
		$250,911
Brokerage & Asset Managers – 0.6%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$103,000	$86,945
Raymond James Financial, Inc., 4.95%, 7/15/2046	73,000	70,381
		$157,326
Building – 0.4%
Masco Corp., 2%, 2/15/2031	$117,000	$94,717
Business Services – 1.3%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$72,686
Equinix, Inc., 2.5%, 5/15/2031	69,000	57,661
Fiserv, Inc., 2.65%, 6/01/2030	88,000	76,715
Global Payments, Inc., 1.2%, 3/01/2026	87,000	77,356
Global Payments, Inc., 2.9%, 11/15/2031	77,000	64,149
		$348,567

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$70,568
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	83,659
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	69,751
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	67,986
		$291,964
Chemicals – 0.3%
Sherwin-Williams Co., 2.3%, 5/15/2030	$89,000	$76,074
Computer Software – 0.4%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$74,000	$73,585
Oracle Corp., 6.15%, 11/09/2029	27,000	28,859
		$102,444
Conglomerates – 1.2%
Carrier Global Corp., 3.377%, 4/05/2040	$159,000	$128,107
Roper Technologies, Inc., 2%, 6/30/2030	89,000	74,151
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	129,000	122,048
		$324,306
Consumer Services – 0.2%
Booking Holdings, Inc., 4.625%, 4/13/2030	$60,000	$60,237
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$90,000	$74,654
Electronics – 0.9%
Broadcom, Inc., 4.15%, 11/15/2030	$78,000	$72,761
Broadcom, Inc., 4.3%, 11/15/2032	63,000	58,015
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	99,129
		$229,905
Energy - Independent – 0.6%
EQT Corp., 3.9%, 10/01/2027	$39,000	$36,998
EQT Corp., 7%, 2/01/2030	113,000	120,188
		$157,186
Financial Institutions – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$134,940
Air Lease Corp., 2.875%, 1/15/2032	93,000	76,388
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	75,080
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	70,398
		$356,806
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$154,586
Gaming & Lodging – 0.9%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$62,400
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	58,249
Marriott International, Inc., 4.625%, 6/15/2030	108,000	105,345
		$225,994
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$82,000	$74,689
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	139,335
		$214,024

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.5%
Humana, Inc., 3.7%, 3/23/2029	$79,000	$74,486
Humana, Inc., 5.875%, 3/01/2033	49,000	52,439
		$126,925
Insurance - Property & Casualty – 1.0%
Aon Corp., 3.75%, 5/02/2029	$107,000	$101,606
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	76,817
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	85,000	82,734
		$261,157
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 1.875%, 1/15/2026	$79,000	$73,133
Major Banks – 7.3%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	$302,000	$249,708
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	141,749
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	132,573
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	157,835
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	149,599
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	80,242
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	72,528
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	62,464
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	59,148
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	80,637
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	119,856
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	116,882
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	84,174
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	108,461
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	159,444
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	142,852
		$1,918,152
Medical & Health Technology & Services – 1.6%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$76,626
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	174,889
Becton, Dickinson and Co., 4.669%, 6/06/2047	78,000	73,608
HCA, Inc., 4.125%, 6/15/2029	79,000	75,091
HCA, Inc., 4.375%, 3/15/2042 (n)	34,000	28,920
		$429,134
Metals & Mining – 1.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$206,226
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	73,722
		$279,948
Midstream – 1.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$84,000	$78,884
Energy Transfer LP, 5.75%, 2/15/2033	64,000	65,773
Plains All American Pipeline LP, 3.8%, 9/15/2030	113,000	102,656
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	72,802
Targa Resources Corp., 6.125%, 3/15/2033	102,000	106,403
		$426,518
Mortgage-Backed – 29.6%
Fannie Mae, 3%, 8/01/2046	$33,733	$31,328
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 9/01/2052	1,414,422	1,248,125
Fannie Mae, UMBS, 2%, 6/01/2037 - 7/01/2052	1,048,226	894,054
Fannie Mae, UMBS, 3%, 5/01/2043 - 11/01/2052	290,083	265,183
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 3/01/2052	72,765	69,563

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 4%, 9/01/2046 - 11/01/2052	$98,041	$95,585
Fannie Mae, UMBS, 1.5%, 6/01/2051	99,238	79,412
Fannie Mae, UMBS, 4.5%, 6/01/2052 - 10/01/2052	270,281	267,047
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 12/01/2052	247,592	251,664
Fannie Mae, UMBS, 6%, 11/01/2052 - 12/01/2052	149,857	155,182
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 10/01/2052	293,932	260,733
Freddie Mac, UMBS, 2%, 7/01/2037 - 5/01/2052	1,031,397	888,159
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 10/01/2052	431,960	408,539
Freddie Mac, UMBS, 1.5%, 3/01/2051	43,581	35,137
Freddie Mac, UMBS, 3%, 3/01/2052 - 6/01/2052	443,550	403,263
Freddie Mac, UMBS, 4%, 7/01/2052	223,109	215,529
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	369,435	339,654
Ginnie Mae, 2%, 3/20/2052	74,993	64,809
Ginnie Mae, 2.5%, 4/20/2052 - 7/20/2052	439,545	391,861
Ginnie Mae, 4%, 9/20/2052 - 10/20/2052	148,797	144,448
Ginnie Mae, 4.5%, 9/20/2052 - 12/20/2052	323,064	320,803
Ginnie Mae, 5%, 9/20/2052 - 11/20/2052	248,650	250,438
Ginnie Mae, 3.5%, 10/20/2052 - 11/20/2052	273,366	258,423
Ginnie Mae, 5.5%, 1/20/2053	74,993	76,251
UMBS, TBA, 3%, 2/25/2038	100,000	95,915
UMBS, TBA, 5.5%, 2/13/2053	50,000	50,809
UMBS, TBA, 5%, 4/13/2053	175,000	175,424
		$7,737,338
Natural Gas - Distribution – 0.3%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$76,353
Network & Telecom – 0.5%
Verizon Communications, Inc., 2.55%, 3/21/2031	$84,000	$71,698
Verizon Communications, Inc., 4.272%, 1/15/2036	78,000	73,034
		$144,732
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$74,473
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$134,810
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$117,000	$88,251
Best Buy Co., Inc., 4.45%, 10/01/2028	63,000	62,254
		$150,505
Specialty Stores – 0.2%
Genuine Parts Co., 2.75%, 2/01/2032	$63,000	$52,486
Telecommunications - Wireless – 1.3%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$75,378
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	146,000	131,419
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	60,777
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	73,299
		$340,873
Tobacco – 0.9%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$151,221
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,551
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,489

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Philip Morris International, Inc., 5.75%, 11/17/2032	$48,000	$50,474
		$238,735
Transportation - Services – 0.5%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$107,000	$124,438
U.S. Treasury Obligations – 20.2%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,500,000	$1,213,477
U.S. Treasury Bonds, 2.25%, 2/15/2052	1,600,000	1,202,125
U.S. Treasury Notes, 2.25%, 3/31/2024 (f)	640,000	622,375
U.S. Treasury Notes, 4.25%, 9/30/2024	2,250,000	2,244,902
		$5,282,879
Utilities - Electric Power – 1.7%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$46,215
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	121,170
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	111,554
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	71,943
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	96,572
		$447,454
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$143,100
Total Bonds		$25,944,829
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.29% (v)	284,698	$284,726

Other Assets, Less Liabilities – (0.3)%		(68,255)
Net Assets – 100.0%		$26,161,300
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $284,726 and $25,944,829, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,265,145, representing 20.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	27	$2,949,539	March – 2023	$32,389
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	1	$141,750	March – 2023	$(1,167)
U.S. Treasury Ultra Note 10 yr	Short	USD	8	969,625	March – 2023	(13,991)
						$(15,158)
At January 31, 2023, the fund had liquid securities with an aggregate value of $29,174 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$5,282,879	$—	$5,282,879
U.S. Corporate Bonds	—	6,922,374	—	6,922,374
Residential Mortgage-Backed Securities	—	7,737,338	—	7,737,338
Commercial Mortgage-Backed Securities	—	1,306,400	—	1,306,400
Asset-Backed Securities (including CDOs)	—	2,516,976	—	2,516,976
Foreign Bonds	—	2,178,862	—	2,178,862
Mutual Funds	284,726	—	—	284,726
Total	$284,726	$25,944,829	$—	$26,229,555
Other Financial Instruments
Futures Contracts – Assets	$32,389	$—	$—	$32,389
Futures Contracts – Liabilities	(15,158)	—	—	(15,158)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$23,707,897	$23,423,744	$517	$56	$284,726
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$38,206	$—